Temporary Equity	3 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Disclosure of Temporary Equity [Text Block]
Note 11. Temporary Equity

The following table summarizes the Company’s Class C exchangeable shares in the capital stock of Questica Exchangeco (Class C”) for the successor period (dollars in thousands):

	Class C
	Shares	Amount
Total Class C classified as temporary equity as of January 1, 2019	-	$-
Issuance of Class C Shares for the acquisition of Questica	500,000	5,000
Total temporary equity as of March 31, 2019	500,000	$5,000